Unaudited Condensed Consolidated Statement of Changes in Equity - GBP (£) £ in Thousands	Share capital	Share premium	Merger reserve	Retained earnings	Foreign currency translation reserve	Total
Beginning balance at Dec. 31, 2021	£ 55	£ 902,586	£ 420,834	£ (611,209)	£ (1,577)	£ 710,689
Comprehensive loss for the period
Loss for the period				(241,458)		(241,458)
Other comprehensive income					4,031	4,031
Total comprehensive loss				(241,458)	4,031	(237,427)
Contributions by and distributions to owners
Acquisition of subsidiaries		23,051				23,051
Contributions by and distributions to owners
Share-based payments				34,590		34,590
Taxation recognized directly in equity				(7,426)		(7,426)
Ending balance at Jun. 30, 2022	55	925,637	420,834	(825,503)	2,454	523,477
Beginning balance at Dec. 31, 2022	55	925,637	420,834	(1,278,799)	4,872	72,599
Comprehensive loss for the period
Loss for the period				(150,384)		(150,384)
Other comprehensive income					(1,987)	(1,987)
Total comprehensive loss				(150,384)	(1,987)	(152,371)
Contributions by and distributions to owners
Share-based payments				1,839		1,839
Taxation recognized directly in equity
Ending balance at Jun. 30, 2023	£ 55	£ 925,637	£ 420,834	£ (1,427,344)	£ 2,885	£ (77,933)